GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details) € in Thousands	Dec. 31, 2021 EUR (€)
GOODWILL AND INTANGIBLE ASSETS
2022	€ 130
2023	118
2024	110
2025	101
2026	101
Total	€ 561